MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 116.6%
	EQUITY - 116.6%
785,000	Communication Services Select Sector SPDR Fund(a)				$ 84,316,850
339,300	Consumer Discretionary Select Sector SPDR Fund(a)				75,131,199
436,500	Invesco Nasdaq 100 ETF(a)				101,516,805
695,900	iShares Core S&P 500 ETF(a)				441,826,910
984,300	Utilities Select Sector SPDR Fund(a)				84,324,981
420,100	VanEck Semiconductor ETF(a)(b)				121,316,478
	TOTAL EXCHANGE-TRADED FUNDS (Cost $786,795,233)				908,433,223

	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
26,432,812	State Street Institutional Treasury Money Market Fund, Premier Class, 4.22% (Cost $26,432,812)(c)				26,432,812

	TOTAL INVESTMENTS - 120.0% (Cost $813,228,045)				$ 934,866,035
	CALL OPTIONS WRITTEN - (20.1)% (Premiums received - $100,734,176)				(156,562,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%				627,525
	NET ASSETS - 100.0%				$ 778,931,060

Contracts(d)
	WRITTEN EQUITY OPTIONS - (19.3)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (19.3)%
7,850	Communication Services Select Sector SPDR Fund	12/19/2025	$ 95	$ 74,575,000	$ 11,421,750
3,393	Consumer Discretionary Select Sector SPDR Fund	12/19/2025	200	67,860,000	9,763,358
4,365	Invesco Nasdaq 100 ETF	12/19/2025	195	85,117,500	18,856,800
6,239	iShares Core S&P 500 ETF	12/19/2025	560	349,384,000	56,244,584
9,843	Utilities Select Sector SPDR Fund	12/19/2025	74	72,838,200	12,500,610
1,877	VanEck Semiconductor ETF	12/19/2025	190	35,663,000	19,459,798
2,324	VanEck Semiconductor ETF	12/19/2025	200	46,480,000	21,938,560
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $95,497,919)				150,185,460

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Contracts(d)
	WRITTEN INDEX OPTIONS - (0.8)%	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.8)%
72	S&P 500 Index	12/19/2025	$ 5,600	$ 40,320,000	$ 6,377,040
TOTAL INDEX OPTIONS WRITTEN (Premiums received - $5,236,257)

	TOTAL OPTIONS WRITTEN (Premiums received - $100,734,176)				$ 156,562,500

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of July 31, 2025, the fair value of the securities held as collateral was $862,720,423.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2025.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.